Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		2 Months Ended	12 Months Ended	10 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Nov. 11, 2012 Predecessor
Cash flows used in operating activities:
Net loss	$ (4,947,000)	$ (2,623,000)	$ (375,000)	$ (7,130,000)	$ (6,548,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	120,000	105,000	35,000	213,000	100,000
Amortization of debt discount	540,000
Fair value of derivative liability	(130,000)
Stock-based compensation	2,369,000	45,000		1,729,000	380,000
Provision for contract loss				100,000
Impairment of property and equipment					329,000
Changes in assets and liabilities:
Accounts and other receivables	(141,000)			(16,000)
Payments on contract loss	(63,000)
Prepaid expenses and other current assets	(54,000)	(68,000)	(9,000)	(37,000)	(12,000)
Deferred revenue	(655,000)			701,000
Accounts payable	(5,000)	691,000	33,000	613,000	197,000
Accrued expenses	(61,000)	500,000	(91,000)	(121,000)	(16,000)
Other liabilities	21,000			6,000
Costs in excess of billings on uncompleted contracts	801,000			(801,000)	(776,000)
Inventory				(29,000)
Deposit				(28,000)
Restricted cash				(50,000)
Related party payables					132,000
Net cash used in operating activities	(2,205,000)	(1,350,000)	(407,000)	(4,850,000)	(6,214,000)
Cash flows used in investing activities:
Restricted cash	(2,288,000)
Purchase of property and equipment	(13,000)	(3,000)		(54,000)	(24,000)
Net cash used in investing activities	(2,301,000)	(3,000)		(54,000)	(24,000)
Cash flows from financing activities:
Proceeds from issuance of common stock		728,000		5,466,000
Advance from related party		184,000
Proceeds from related party notes payable and advance		560,000		994,000
Proceeds from note payable	3,757,000
Proceeds from exercise of stock options		3,000		2,000
Repayment of capital leases payable	(6,000)
Proceeds from line of credit				400,000
Cash contributed from Parent in Contribution Agreement for issuance of stock to investor			500,000
Repayment of line of credit				(400,000)
Repayment of related party notes payable				(450,000)
Cash contributions from Parent					6,238,000
Net cash provided by financing activities	3,751,000	1,475,000	500,000	6,012,000	6,238,000
Net increase (decrease) in cash and cash equivalents	(755,000)	122,000	93,000	1,108,000
Cash and cash equivalents at beginning of period	1,201,000	93,000		93,000
Cash and cash equivalents at end of period	446,000	216,000	93,000	1,201,000
Supplemental disclosure of cash flow information:
Cash paid during the period for Income taxes	1,000			1,000
Cash paid during the period for Interest	4,000			13,000
Supplemental disclosure of non-cash activities:
Conversion of accounts payable into common stock		227,000
Conversion of advances from related party into common stock		184,000		411,000
Conversion of notes payable into common stock		260,000
Conversion of related party notes payable into common stock				360,000
Capital leases for purchase of equipment	29,000			38,000
Debt discount and derivative liabilities recorded upon issuance of warrants and convertible secured notes	2,078,000
Original issue discount of convertible secured note issued	572,000
Debt discount and accrued broker fees upon issuance of convertible secured note	186,000
Debt discount for warrants issued for broker fee in convertible secured note	154,000
Warranty liability recorded for product commissioned	22,000
Non-cash contribution from Parent at spin-off date:
Prepaid expenses			25,000
Accounts payable			414,000
Accrued expenses			180,000
Related party accrued interest			$ 132,000